Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related party disclosures
Schedule of combined remuneration package, including employer taxes

(In thousands of €)	2025	2024	2023
Number of key management personnel	6	6	6
Short-term employee benefits	3,082	2,224	2,022
Post employment benefits	—	—	—
Other long-term benefits	—	—	—
Termination benefits	—	—	—
Share-based payments	1,087	171	822
Total	4,169	2,395	2,844
Of which outstanding at year-end	—	573	1,465
ESOP warrants granted during the year	1,324,054	1,067,618	—
ESOP warrants outstanding	3,704,852	2,380,798	1,571,838